Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes and share in the profit (loss) of equity			$ 26,173	$ 22,940	$ 15,796
Adjustments for:
Non-cash operating expenses (income)			471	(653)	(1,319)
Depreciation			8,997	8,284	8,415
Depreciation right-of-use			660	662	596
Amortization			768	888	1,020
Amortization prepaid expenses			890	687	577
Gain on sale of long-lived assets			(250)	(58)	(96)
Loss on the retirement of long-lived assets			177	199	291
Loss on the retirement of intangible assets			0	3	375
Share of the loss of associates and joint ventures accounted for using the equity method, net of taxes			(386)	(88)	281
Interest income			(2,411)	(932)	(1,047)
Interest expense			6,500	6,192	7,894
Foreign exchange loss (income), net			324	(227)	(4)
Non-cash movements in post-employment and other non-current employee benefits obligations			299	328	368
Impairment			0	250	2,501
Monetary position gain, net			(536)	(734)	(376)
Market value loss (gain) on financial instruments			672	(80)	212
Accounts receivable and other current assets			(3,420)	(2,041)	3,040
Other current financial assets			(514)	(550)	(552)
Inventories			(179)	(2,262)	190
Suppliers and other accounts payable			3,420	4,448	(1,037)
Other liabilities			(424)	(401)	378
Employee benefits paid			(483)	(471)	(528)
Other Tax			41	2,443	3,162
Income taxes paid			(5,298)	(6,106)	(4,990)
Net cash flows generated from operating activities			35,491	32,721	35,147
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired (see Note 4)			(2,356)	0	0
Interest received			2,411	932	1,047
Acquisitions of long-lived assets			(16,756)	(9,344)	(9,655)
Proceeds from the sale of long-lived assets			323	259	274
Acquisitions of intangible assets			(979)	(645)	(289)
Other non-current assets			(1,698)	(766)	(325)
Dividends received from investments in associates and joint ventures (see Note 9)			16	16	16
Investments in financial assets			(558)	1	(1,576)
Net cash flows (used in) investing activities			(19,597)	(9,547)	(10,508)
FINANCING ACTIVITIES:
Proceeds from borrowings			6,089	11,191	62,297
Repayments of borrowings			(8,432)	(14,189)	(45,187)
Interest paid			(4,724)	(4,646)	(6,102)
Dividends paid			(11,463)	(10,649)	(10,278)
Interest paid on lease liabilities			(139)	(101)	(105)
Payments of leases			(631)	(629)	(573)
Other financing activities			(1,547)	(1,240)	365
Net cash flows (used in) / obtained from financing activities			(20,847)	(20,263)	417
Net (decrease)/increase in cash and cash equivalents			(4,953)	2,911	25,056
Cash and cash equivalents at the beginning of the period			47,248	43,497	20,491
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies			(2,018)	840	(2,050)
Cash and cash equivalents at the end of the period			$ 40,277	$ 47,248	$ 43,497
Currency in which supplementary information is displayed
OPERATING ACTIVITIES:
Income before income taxes and share in the profit (loss) of equity	[1]	$ 1,343
Adjustments for:
Non-cash operating expenses (income)	[1]	25
Depreciation	[1]	461
Depreciation right-of-use	[1]	34
Amortization	[1]	39
Amortization prepaid expenses	[1]	46
Gain on sale of long-lived assets	[1]	(13)
Loss on the retirement of long-lived assets	[1]	9
Loss on the retirement of intangible assets	[1]	0
Share of the loss of associates and joint ventures accounted for using the equity method, net of taxes	[1]	(20)
Interest income	[1]	(124)
Interest expense	[1]	333
Foreign exchange loss (income), net	[1]	17
Non-cash movements in post-employment and other non-current employee benefits obligations	[1]	15
Impairment	[1]	0
Monetary position gain, net	[1]	(27)
Market value loss (gain) on financial instruments	[1]	34
Accounts receivable and other current assets	[1]	(175)
Other current financial assets	[1]	(26)
Inventories	[1]	(9)
Suppliers and other accounts payable	[1]	175
Other liabilities	[1]	(22)
Employee benefits paid	[1]	(25)
Other Tax	[1]	2
Income taxes paid	[1]	(272)
Net cash flows generated from operating activities	[1]	1,820
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired (see Note 4)	[1]	(121)
Interest received	[1]	124
Acquisitions of long-lived assets	[1]	(859)
Proceeds from the sale of long-lived assets	[1]	17
Acquisitions of intangible assets	[1]	(50)
Other non-current assets	[1]	(88)
Dividends received from investments in associates and joint ventures (see Note 9)	[1]	1
Investments in financial assets	[1]	(29)
Net cash flows (used in) investing activities	[1]	(1,005)
FINANCING ACTIVITIES:
Proceeds from borrowings	[1]	312
Repayments of borrowings	[1]	(432)
Interest paid	[1]	(242)
Dividends paid	[1]	(588)
Interest paid on lease liabilities	[1]	(7)
Payments of leases	[1]	(32)
Other financing activities	[1]	(80)
Net cash flows (used in) / obtained from financing activities	[1]	(1,069)
Net (decrease)/increase in cash and cash equivalents	[1]	(254)
Cash and cash equivalents at the beginning of the period	[1]	2,423
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	[1]	(103)
Cash and cash equivalents at the end of the period	[1]	$ 2,066

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3